Investments - Rollforward of Investments in Joint Ventures and Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Beginning balance	$ 10.0	$ 7.2
Debt funding	0.9	(1.0)
Transfer from trade receivables		3.7
Share of results	0.1	0.5	$ (1.2)
Impairment	(2.2)	0.0	(4.6)
Ending balance	9.2	10.0	7.2
Exchange differences on translation [abstract]
Increase (decrease) through foreign exchange, financial assets	0.4	(0.4)
Equity investments | Joint Ventures
Disclosure of financial assets [line items]
Beginning balance	2.7	2.4
Share of results	0.1	0.5
Ending balance	2.9	2.7	2.4
Exchange differences on translation [abstract]
Increase (decrease) through foreign exchange, financial assets	0.1	(0.2)
Loan Investments
Disclosure of financial assets [line items]
Beginning balance	7.3	4.8
Debt funding	0.9	(1.0)
Transfer from trade receivables		3.7
Impairment	(2.2)
Ending balance	6.3	7.3	$ 4.8
Exchange differences on translation [abstract]
Increase (decrease) through foreign exchange, financial assets	$ 0.3	$ (0.2)